UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) (dagger)	1.14%	12.96%	10.22%
Class T (incl. 4.00% sales charge)(dagger)	1.05%	12.84%	10.12%
Class B (incl. contingent deferred sales charge) A	-0.36%	12.78%	10.09%
Class C (incl. contingent deferred sales charge) B	3.44%	12.90%	9.77%

A Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class T on December 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - the ninth consecutive year in which the asset class has registered a positive return. That streak appeared to be in jeopardy midway through the period, as the EMBI Global gained only 0.94% for the six-month period ending June 30, 2007. Turbulence in emerging-markets debt was partly attributable to many of the same factors that stymied the U.S. bond markets, such as concerns over rising interest rates, the slumping housing market and subprime mortgage problems. Investors also worried about how badly the U.S. economic slowdown would affect emerging-markets exporters to the world's largest economy. However, as the U.S. economy slowed and its equity markets sank in the year's second half, growth in developing economies generally remained strong, buoying the appeal of emerging-markets bonds.

For the 12 months that ended December 31, 2007, the fund's Class A, Class T, Class B and Class C shares rose 5.36%, 5.26%, 4.61% and 4.44% respectively (excluding sales charges), trailing the J.P. Morgan EMBI Global. While issue selection in the fund was strong during the year, market selection was negative and offset these gains. Looking at specific situations, favoring corporate issues in Russia versus sovereigns detracted from performance. An overweighting in Argentina, one of the weakest-performing countries within the index, also hurt performance. On a more positive note, an overweighting in Ivory Coast debt added to relative performance. Like other African countries the fund had exposure to during the year, including Ghana and Gabon, the Ivory Coast position was based on an improving economic and political outlook, increased commodity prices and the potential for debt restructuring. Another contributor was security selection in Brazil. With continued strong investment inflows into the country, a stable political situation and healthy commodity prices, the fund's positions in debt denominated in the Brazilian real made gains.

For the 12 months that ended December 31, 2007, the fund's Institutional Class shares rose 5.58%, underperforming the J.P. Morgan EMBI Global. While issue selection in the fund was strong during the year, market selection was negative and offset these gains. Looking at specific situations, favoring corporate issues in Russia versus sovereigns detracted from performance. An overweighting in Argentina, one of the weakest-performing countries within the index, also hurt performance. On a more positive note, an overweighting in Ivory Coast debt added to relative performance. Like other African countries the fund had exposure to during the year, including Ghana and Gabon, the Ivory Coast position was based on an improving economic and political outlook, increased commodity prices and the potential for debt restructuring. Another contributor was security selection in Brazil. With continued strong investment inflows into the country, a stable political situation and healthy commodity prices, the fund's positions in debt denominated in the Brazilian real made gains.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,041.80	$ 6.18
Hypothetical A	$ 1,000.00	$ 1,019.16	$ 6.11
Class T
Actual	$ 1,000.00	$ 1,041.90	$ 6.18
Hypothetical A	$ 1,000.00	$ 1,019.16	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,038.00	$ 9.50
Hypothetical A	$ 1,000.00	$ 1,015.88	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,036.80	$ 10.01
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,042.80	$ 4.89
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

Annual Report

Investment Changes

Top Five Countries as of December 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	12.7	13.4
Venezuela	8.2	6.6
Russia	8.0	10.0
Turkey	7.5	8.4
Philippines	6.9	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	10.7	11.7
Russian Federation	7.8	10.0
Turkish Republic	7.5	8.4
Venezuelan Republic	6.5	6.2
Philippine Republic	6.4	6.3
	38.9
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Corporate Bonds 16.8%	Corporate Bonds 20.2%
Government Obligations 67.1%	Government Obligations 69.8%
Supranational Obligations 0.2%	Supranational Obligations 0.0%
Preferred Securities 4.0%	Preferred Securities 3.5%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 11.8%	Short-Term Investments and Net Other Assets 6.4%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 744,600
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.33% 6/16/08 (g)		1,075,000	1,070,700
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	499,800
Germany - 1.7%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,150,000	1,160,120
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,464,375
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,336,650
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,044,750
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	304,500
TOTAL GERMANY			5,310,395
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,285,200
Luxembourg - 4.3%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,206,275
Mobile Telesystems Finance SA:
8% 1/28/12		1,870,000	1,921,425
8% 1/28/12 (f)		1,576,000	1,619,340
8.375% 10/14/10 (f)		495,000	510,494
8.375% 10/14/10 (Reg. S)		855,000	881,762
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		960,000	980,400
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,182,813
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 325,000	$ 318,906
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	771,044
TNK-BP Finance SA 7.5% 3/13/13 (f)		860,000	857,850
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,211,142
TOTAL LUXEMBOURG			13,461,451
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	967,819
Petronas Capital Ltd.:
7% 5/22/12		680,000	739,364
7.875% 5/22/22 (Reg. S)		800,000	1,001,280
TOTAL MALAYSIA			2,708,463
Mexico - 0.2%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	747,125
Netherlands - 1.4%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	468,467
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,528,921
6.656% 6/7/22 (f)		1,080,000	1,008,450
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,320,000	1,293,600
TOTAL NETHERLANDS			4,299,438
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)		550,000	572,000
National Power Corp. 6.875% 11/2/16 (f)		850,000	862,750
TOTAL PHILIPPINES			1,434,750
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	707,000
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	763,000
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,645,000	1,608,465
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		$ 635,000	$ 639,858
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	673,750
TOTAL UNITED KINGDOM			2,922,073
United States of America - 3.5%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		1,605,000	1,701,300
8.3944% 4/1/15 (g)		1,110,000	1,123,875
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	58,000,000	1,589,646
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		860,000	857,420
6.625% 6/15/35		2,295,000	2,392,538
6.625% 6/15/35 (f)		335,000	349,740
8.625% 2/1/22		2,325,000	2,887,650
TOTAL UNITED STATES OF AMERICA			10,902,169
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,215,000	2,293,903
5.375% 4/12/27		3,245,000	1,979,450
5.5% 4/12/37		1,705,000	1,005,950
TOTAL VENEZUELA			5,279,303
TOTAL NONCONVERTIBLE BONDS (Cost $54,115,281)			52,177,467
Government Obligations - 67.1%

Argentina - 3.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,004,554	3,844,372
par 1.33% 12/31/38 (g)		11,525,000	4,840,500
5.389% 8/3/12 (g)		1,387,500	1,222,957
8.375% 12/20/03 (c)		2,095,000	733,250
11% 10/9/06 (c)		390,000	140,400
11.75% 4/7/09 (c)		545,000	196,200
TOTAL ARGENTINA			10,977,679
Government Obligations - continued
		Principal Amount (d)	Value
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		$ 549,700	$ 406,778
Brazil - 10.7%
Brazilian Federative Republic:
7.125% 1/20/37		3,250,000	3,696,875
8% 1/15/18		3,490,000	3,900,075
8.25% 1/20/34		2,200,000	2,780,800
8.75% 2/4/25		3,775,000	4,826,338
8.875% 10/14/19		1,770,000	2,212,500
8.875% 4/15/24		2,520,000	3,244,500
10.125% 5/15/27		1,050,000	1,517,250
11% 8/17/40		3,465,000	4,630,973
12.25% 3/6/30		1,835,000	3,174,550
12.75% 1/15/20		1,975,000	3,115,563
TOTAL BRAZIL			33,099,424
Colombia - 2.6%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,468,500
8.125% 5/21/24		330,000	395,175
10.375% 1/28/33		525,000	787,500
10.75% 1/15/13		1,260,000	1,546,650
11.75% 2/25/20		2,613,000	3,893,370
TOTAL COLOMBIA			8,091,195
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (f)		513,699	581,764
9.5% 9/27/11 (Reg. S)		909,017	959,013
TOTAL DOMINICAN REPUBLIC			1,540,777
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	545,400
10% 8/15/30 (Reg. S)		3,015,000	2,909,475
12% 11/15/12 (f)		102,000	103,020
12% 11/15/12 (Reg. S)		320,280	323,483
TOTAL ECUADOR			3,881,378
Egypt - 0.6%
Arab Republic 8.75% 7/18/12 (f)	EGP	10,470,000	1,948,699
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - 0.8%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		$ 750,000	$ 867,375
8.25% 4/10/32 (Reg. S)		645,000	785,933
8.5% 7/25/11 (Reg. S)		620,000	677,350
TOTAL EL SALVADOR			2,330,658
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		1,070,000	963,000
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		3,040,000	3,161,600
Ghana - 1.0%
Ghana Republic 8.5% 10/4/17 (f)		2,900,000	3,052,250
Indonesia - 1.1%
Indonesian Republic:
7.5% 1/15/16 (f)		945,000	1,019,466
8.5% 10/12/35 (f)		1,970,000	2,307,461
TOTAL INDONESIA			3,326,927
Ivory Coast - 1.1%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		4,712,000	1,715,168
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,584,125
TOTAL IVORY COAST			3,299,293
Lebanon - 2.5%
Lebanese Republic:
7.125% 3/5/10		1,560,000	1,521,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,011,400
8.1563% 11/30/09 (f)(g)		1,130,000	1,115,875
8.1563% 11/30/09 (Reg. S) (g)		930,000	918,375
10.125% 8/6/08		705,000	712,050
10.25% 10/6/09 (Reg. S)		630,000	644,175
11.625% 5/11/16 (Reg. S)		1,560,000	1,786,200
TOTAL LEBANON			7,709,075
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	622,098
8.75% 6/1/09		570,000	603,687
TOTAL MALAYSIA			1,225,785
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 6.2%
United Mexican States:
6.75% 9/27/34		$ 4,725,000	$ 5,218,763
7.5% 4/8/33		1,610,000	1,923,145
8.125% 12/30/19		1,155,000	1,409,100
8.3% 8/15/31		3,055,000	3,945,533
11.375% 9/15/16		1,884,000	2,656,440
11.5% 5/15/26		2,485,000	4,062,975
TOTAL MEXICO			19,215,956
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000	720,500
8.875% 9/30/27		1,175,000	1,529,263
TOTAL PANAMA			2,249,763
Peru - 1.0%
Peruvian Republic:
7.35% 7/21/25		1,730,000	1,972,200
9.875% 2/6/15		815,000	1,013,860
TOTAL PERU			2,986,060
Philippines - 6.4%
Philippine Republic:
7.75% 1/14/31		1,985,000	2,297,638
8.875% 3/17/15		1,930,000	2,275,084
9% 2/15/13		2,415,000	2,759,138
9.375% 1/18/17		1,815,000	2,250,600
9.5% 2/2/30		2,195,000	2,979,713
9.875% 1/15/19		3,010,000	3,943,100
10.625% 3/16/25		2,385,000	3,434,400
TOTAL PHILIPPINES			19,939,673
Russia - 7.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,984,100	15,959,343
11% 7/24/18 (Reg. S)		2,347,000	3,364,894
12.75% 6/24/28 (Reg. S)		2,619,000	4,799,318
TOTAL RUSSIA			24,123,555
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,061,988
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	$ 59,100,000	$ 542,589
Turkey - 7.5%
Turkish Republic:
6.875% 3/17/36		2,330,000	2,289,225
7% 9/26/16		3,565,000	3,787,813
7% 6/5/20		1,805,000	1,872,688
7.375% 2/5/25		875,000	927,500
8% 2/14/34		1,365,000	1,521,975
9.5% 1/15/14		1,960,000	2,306,920
11% 1/14/13		2,445,000	3,002,460
11.5% 1/23/12		1,850,000	2,244,050
11.75% 6/15/10		2,070,000	2,391,885
11.875% 1/15/30		1,930,000	3,036,855
TOTAL TURKEY			23,381,371
Ukraine - 1.4%
Ukraine Government:
6.385% 6/26/12 (f)		1,090,000	1,087,275
6.75% 11/14/17 (f)		1,085,000	1,066,013
6.875% 3/4/11 (Reg. S)		785,000	797,717
7.65% 6/11/13 (Reg. S)		1,270,000	1,343,025
TOTAL UKRAINE			4,294,030
Uruguay - 1.3%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,380,098
8% 11/18/22		1,910,000	2,139,200
9.25% 5/17/17		395,000	476,568
TOTAL URUGUAY			3,995,866
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	786,435
6.18% 4/20/11 (g)		1,080,000	975,240
7.65% 4/21/25		825,000	705,375
8.5% 10/8/14		2,650,000	2,557,250
9.25% 9/15/27		3,780,000	3,770,550
9.375% 1/13/34		1,630,000	1,621,850
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
10.75% 9/19/13		$ 5,390,000	$ 5,767,300
13.625% 8/15/18		3,020,000	3,873,150
TOTAL VENEZUELA			20,057,150
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		1,265,000	1,340,900
TOTAL GOVERNMENT OBLIGATIONS (Cost $194,611,624)			208,203,419
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	561,394
Common Stocks - 0.0%
		Shares
Bermuda - 0.0%
APP China Group Ltd.		11,376	56,880
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)		6	0
TOTAL COMMON STOCKS (Cost $519,983)			56,880
Preferred Securities - 4.0%
		Principal Amount (d)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%		3,265,000	3,365,700
Net Servicos de Comunicacao SA 9.25% (f)		1,460,000	1,497,297
TOTAL BRAZIL			4,862,997
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%		7,400,000	7,486,127
TOTAL PREFERRED SECURITIES (Cost $12,363,315)			12,349,124
Money Market Funds - 10.2%
		Shares	Value
Fidelity Cash Central Fund, 4.58% (b) (Cost $31,447,905)		31,447,905	$ 31,447,905
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	$ 966,375	11,743
United States of America - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $5,525,000 notional amount of U.S. Treasury Bonds 5.00% 5/15/37	January 2008/ $105.9375	6,013,617	169,203
Lehman Brothers Holdings, Inc. Call Option on $2,805,000 notional amount of U.S. Treasury Bonds 5.00% 5/15/37	February 2008/ $106.51563	3,053,067	101,681
TOTAL UNITED STATES OF AMERICA			270,884
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $2,830,000 notional amount of Venezuelan Republic 9.25% 9/15/27	May 2008/ $99.00	2,822,925	128,086
TOTAL PURCHASED OPTIONS (Cost $524,727)			410,713
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $294,147,269)	305,206,902
NET OTHER ASSETS - 1.6%	5,019,931
NET ASSETS - 100%	$ 310,226,833
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,760,969 or 13.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 741,859
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.2%
BBB	21.2%
BB	35.6%
B	24.4%
CCC,CC,C	1.3%
D	0.2%
Not Rated	2.9%
Equities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	11.8%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $262,699,364)	$ 273,758,997
Fidelity Central Funds (cost $31,447,905)	31,447,905
Total Investments (cost $294,147,269)		$ 305,206,902
Cash		502,849
Receivable for fund shares sold		558,659
Dividends receivable		93,765
Interest receivable		5,542,745
Distributions receivable from Fidelity Central Funds		109,537
Prepaid expenses		956
Receivable from investment adviser for expense reductions		17,107
Other receivables		330
Total assets		312,032,850

Liabilities
Payable for investments purchased	$ 502,848
Payable for fund shares redeemed	534,416
Distributions payable	349,591
Accrued management fee	171,499
Distribution fees payable	86,918
Other affiliated payables	75,886
Other payables and accrued expenses	84,859
Total liabilities		1,806,017

Net Assets		$ 310,226,833
Net Assets consist of:
Paid in capital		$ 298,852,865
Undistributed net investment income		477,297
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(167,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,063,837
Net Assets		$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,583,927 ÷ 6,137,466 shares)	$ 12.32

Maximum offering price per share (100/96.00 of $12.32)	$ 12.83
Class T: Net Asset Value and redemption price per share ($136,030,634 ÷ 11,078,504 shares)	$ 12.28

Maximum offering price per share (100/96.00 of $12.28)	$ 12.79
Class B: Net Asset Value and offering price per share ($22,417,991 ÷ 1,805,649 shares)A	$ 12.42

Class C: Net Asset Value and offering price per share ($30,962,120 ÷ 2,502,131 shares)A	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,232,161 ÷ 3,720,360 shares)	$ 12.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007
Investment Income
Dividends		$ 1,006,851
Interest		19,297,293
Income from Fidelity Central Funds		741,859
Total income		21,046,003

Expenses
Management fee	$ 2,025,619
Transfer agent fees	746,027
Distribution fees	1,039,477
Accounting fees and expenses	157,529
Custodian fees and expenses	55,569
Independent trustees' compensation	1,041
Registration fees	68,355
Audit	83,522
Legal	13,679
Miscellaneous	(1,020)
Total expenses before reductions	4,189,798
Expense reductions	(280,487)	3,909,311
Net investment income		17,136,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	919,400
Foreign currency transactions	(83,806)
Total net realized gain (loss)		835,594
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,932,497)
Assets and liabilities in foreign currencies	3,035
Total change in net unrealized appreciation (depreciation)		(2,929,462)
Net gain (loss)		(2,093,868)
Net increase (decrease) in net assets resulting from operations		$ 15,042,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,136,692	$ 13,361,129
Net realized gain (loss)	835,594	7,508,809
Change in net unrealized appreciation (depreciation)	(2,929,462)	4,362,038
Net increase (decrease) in net assets resulting from operations	15,042,824	25,231,976
Distributions to shareholders from net investment income	(17,063,508)	(13,085,659)
Distributions to shareholders from net realized gain	(502,778)	(7,812,995)
Total distributions	(17,566,286)	(20,898,654)
Share transactions - net increase (decrease)	29,668,013	72,418,993
Redemption fees	43,379	48,854
Total increase (decrease) in net assets	27,187,930	76,801,169

Net Assets
Beginning of period	283,038,903	206,237,734
End of period (including undistributed net investment income of $477,297 and undistributed net investment income of $1,089,991, respectively)	$ 310,226,833	$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Income from Investment Operations
Net investment income C	.709	.715	.727	.683	.802
Net realized and unrealized gain (loss)	(.066)	.638	.556	.707	2.064
Total from investment operations	.643	1.353	1.283	1.390	2.866
Distributions from net investment income	(.705)	(.699)	(.744)	(.712)	(.836)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.725)	(1.066)	(1.334)	(.932)	(.836)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Total Return A,B	5.36%	11.57%	11.15%	12.44%	30.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.27%	1.28%	1.31%	1.34%	1.32%
Expenses net of fee waivers, if any	1.18%	1.10%	1.11%	1.34%	1.32%
Expenses net of all reductions	1.17%	1.09%	1.11%	1.34%	1.32%
Net investment income	5.75%	5.80%	6.04%	5.86%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,584	$ 65,593	$ 42,836	$ 28,854	$ 26,787
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Income from Investment Operations
Net investment income C	.704	.701	.713	.670	.787
Net realized and unrealized gain (loss)	(.074)	.640	.549	.708	2.057
Total from investment operations	.630	1.341	1.262	1.378	2.844
Distributions from net investment income	(.702)	(.687)	(.733)	(.700)	(.824)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.722)	(1.054)	(1.323)	(.920)	(.824)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Total Return A,B	5.26%	11.49%	10.98%	12.35%	30.22%
Ratios to Average Net Assets D,F
Expenses before reductions	1.29%	1.36%	1.40%	1.44%	1.43%
Expenses net of fee waivers, if any	1.20%	1.20%	1.21%	1.44%	1.43%
Expenses net of all reductions	1.19%	1.19%	1.21%	1.44%	1.43%
Net investment income	5.73%	5.70%	5.94%	5.76%	7.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,031	$ 137,200	$ 95,102	$ 89,784	$ 82,811
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Income from Investment Operations
Net investment income C	.632	.628	.640	.595	.719
Net realized and unrealized gain (loss)	(.073)	.642	.562	.712	2.071
Total from investment operations	.559	1.270	1.202	1.307	2.790
Distributions from net investment income	(.621)	(.606)	(.653)	(.619)	(.750)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.641)	(.973)	(1.243)	(.839)	(.750)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Total Return A,B	4.61%	10.74%	10.34%	11.56%	29.34%
Ratios to Average Net Assets D,F
Expenses before reductions	1.94%	2.10%	2.12%	2.13%	2.09%
Expenses net of fee waivers, if any	1.85%	1.85%	1.86%	2.13%	2.09%
Expenses net of all reductions	1.84%	1.84%	1.86%	2.13%	2.09%
Net investment income	5.08%	5.06%	5.28%	5.07%	6.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,418	$ 26,442	$ 27,303	$ 27,238	$ 30,088
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Income from Investment Operations
Net investment income C	.616	.613	.627	.585	.709
Net realized and unrealized gain (loss)	(.080)	.645	.553	.715	2.060
Total from investment operations	.536	1.258	1.180	1.300	2.769
Distributions from net investment income	(.608)	(.594)	(.641)	(.612)	(.739)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.628)	(.961)	(1.231)	(.832)	(.739)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Total Return A,B	4.44%	10.66%	10.17%	11.53%	29.18%
Ratios to Average Net Assets D,F
Expenses before reductions	2.04%	2.12%	2.16%	2.19%	2.19%
Expenses net of fee waivers, if any	1.95%	1.95%	1.96%	2.19%	2.19%
Expenses net of all reductions	1.94%	1.94%	1.96%	2.19%	2.19%
Net investment income	4.98%	4.95%	5.19%	5.01%	6.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,962	$ 28,628	$ 18,863	$ 14,606	$ 12,516
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Income from Investment Operations
Net investment income B	.725	.725	.739	.712	.820
Net realized and unrealized gain (loss)	(.064)	.628	.554	.694	2.045
Total from investment operations	.661	1.353	1.293	1.406	2.865
Distributions from net investment income	(.733)	(.718)	(.764)	(.748)	(.865)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.753)	(1.085)	(1.354)	(.968)	(.865)
Redemption fees added to paid in capital B	.002	.002	.001	.002	-
Net asset value, end of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Total Return A	5.58%	11.70%	11.37%	12.72%	30.69%
Ratios to Average Net Assets C,E
Expenses before reductions	.99%	1.02%	1.01%	1.03%	1.06%
Expenses net of fee waivers, if any	.95%	.95%	.95%	1.03%	1.06%
Expenses net of all reductions	.95%	.94%	.95%	1.03%	1.06%
Net investment income	5.97%	5.96%	6.20%	6.17%	7.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,232	$ 25,177	$ 22,134	$ 12,924	$ 10,993
Portfolio turnover rate D	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,653,742
Unrealized depreciation	(5,168,746)
Net unrealized appreciation (depreciation)	10,484,996
Undistributed ordinary income	513,837
Undistributed long-term capital gain	241,123

Cost for federal income tax purposes	$ 294,721,906

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 17,314,897	$ 18,161,699
Long-term Capital Gains	251,389	2,736,955
Total	$ 17,566,286	$ 20,898,654

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $204,943,516 and $184,227,435, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 161,063	$ 14,037
Class T	0%	.25%	354,025	5,397
Class B	.65%	.25%	217,865	157,571
Class C	.75%	.25%	306,524	103,685
			$ 1,039,477	$ 280,690

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,180
Class T	10,418
Class B*	45,094
Class C*	7,606
$ 93,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 178,855.25
Class T	356,722.25
Class B	61,051.25
Class C	76,991.25
Institutional Class	72,408.20
	$ 746,027

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $614 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%-1.20%*	$ 64,801
Class T	1.20%	131,936
Class B	1.85%	22,984
Class C	1.95%	28,088
Institutional Class	.95%	12,762
		$ 260,571

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,569 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16,839.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 4,079,707	$ 3,029,508
Class T	8,081,147	6,339,064
Class B	1,206,640	1,302,076
Class C	1,504,749	1,109,142
Institutional Class	2,191,265	1,305,869
Total	$ 17,063,508	$ 13,085,659
From net realized gain
Class A	$ 122,150	$ 1,785,616
Class T	221,907	3,768,491
Class B	36,086	769,134
Class C	49,698	776,877
Institutional Class	72,937	712,877
Total	$ 502,778	$ 7,812,995

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	2,441,544	2,560,271	$ 30,134,647	$ 31,699,886
Reinvestment of distributions	269,408	316,444	3,321,307	3,914,732
Shares redeemed	(1,862,152)	(1,125,240)	(22,927,020)	(13,839,153)
Net increase (decrease)	848,800	1,751,475	$ 10,528,934	$ 21,775,465
Class T
Shares sold	3,007,006	4,790,667	$ 37,076,376	$ 59,023,956
Reinvestment of distributions	590,356	737,060	7,255,996	9,093,046
Shares redeemed	(3,612,600)	(2,306,938)	(44,354,898)	(28,244,855)
Net increase (decrease)	(15,238)	3,220,789	$ (22,526)	$ 39,872,147

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class B
Shares sold	350,182	521,792	$ 4,355,902	$ 6,490,794
Reinvestment of distributions	77,688	132,911	965,327	1,655,624
Shares redeemed	(738,231)	(777,402)	(9,180,447)	(9,644,951)
Net increase (decrease)	(310,361)	(122,699)	$ (3,859,218)	$ (1,498,533)
Class C
Shares sold	904,499	1,132,083	$ 11,233,593	$ 14,083,943
Reinvestment of distributions	91,304	115,888	1,130,731	1,440,362
Shares redeemed	(791,619)	(501,169)	(9,784,984)	(6,189,683)
Net increase (decrease)	204,184	746,802	$ 2,579,340	$ 9,334,622
Institutional Class
Shares sold	2,364,971	1,706,563	$ 28,883,689	$ 21,000,951
Reinvestment of distributions	121,046	101,848	1,473,116	1,246,426
Shares redeemed	(820,470)	(1,601,626)	(9,915,322)	(19,312,085)
Net increase (decrease)	1,665,547	206,785	$ 20,441,483	$ 2,935,292

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII.

Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Emerging Markets Income. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-
2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric M. Wetlaufer (45)

Year of Election or Appointment: 2006

Vice President of Advisor Emerging Markets Income. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-
present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Emerging Markets Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joinging Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/
Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/08	02/15/08	$.03
Class T	02/19/08	02/15/08	$.03
Class B	02/19/08	02/15/08	$.03
Class C	02/19/08	02/15/08	$.03

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $492,512 or, if subsequently determined to be different, the net capital gain of such year.

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Class A	100%	0%
Class T	100%	0%
Class B	100%	0%
Class C	100%	0%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-UANN-0208
1.787725.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor
Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.58%	14.11%	10.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - the ninth consecutive year in which the asset class has registered a positive return. That streak appeared to be in jeopardy midway through the period, as the EMBI Global gained only 0.94% for the six-month period ending June 30, 2007. Turbulence in emerging-markets debt was partly attributable to many of the same factors that stymied the U.S. bond markets, such as concerns over rising interest rates, the slumping housing market and subprime mortgage problems. Investors also worried about how badly the U.S. economic slowdown would affect emerging-markets exporters to the world's largest economy. However, as the U.S. economy slowed and its equity markets sank in the year's second half, growth in developing economies generally remained strong, buoying the appeal of emerging-markets bonds.

For the 12 months that ended December 31, 2007, the fund's Class A, Class T, Class B and Class C shares rose 5.36%, 5.26%, 4.61% and 4.44% respectively (excluding sales charges), trailing the J.P. Morgan EMBI Global. While issue selection in the fund was strong during the year, market selection was negative and offset these gains. Looking at specific situations, favoring corporate issues in Russia versus sovereigns detracted from performance. An overweighting in Argentina, one of the weakest-performing countries within the index, also hurt performance. On a more positive note, an overweighting in Ivory Coast debt added to relative performance. Like other African countries the fund had exposure to during the year, including Ghana and Gabon, the Ivory Coast position was based on an improving economic and political outlook, increased commodity prices and the potential for debt restructuring. Another contributor was security selection in Brazil. With continued strong investment inflows into the country, a stable political situation and healthy commodity prices, the fund's positions in debt denominated in the Brazilian real made gains.

For the 12 months that ended December 31, 2007, the fund's Institutional Class shares rose 5.58%, underperforming the J.P. Morgan EMBI Global. While issue selection in the fund was strong during the year, market selection was negative and offset these gains. Looking at specific situations, favoring corporate issues in Russia versus sovereigns detracted from performance. An overweighting in Argentina, one of the weakest-performing countries within the index, also hurt performance. On a more positive note, an overweighting in Ivory Coast debt added to relative performance. Like other African countries the fund had exposure to during the year, including Ghana and Gabon, the Ivory Coast position was based on an improving economic and political outlook, increased commodity prices and the potential for debt restructuring. Another contributor was security selection in Brazil. With continued strong investment inflows into the country, a stable political situation and healthy commodity prices, the fund's positions in debt denominated in the Brazilian real made gains.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,041.80	$ 6.18
Hypothetical A	$ 1,000.00	$ 1,019.16	$ 6.11
Class T
Actual	$ 1,000.00	$ 1,041.90	$ 6.18
Hypothetical A	$ 1,000.00	$ 1,019.16	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,038.00	$ 9.50
Hypothetical A	$ 1,000.00	$ 1,015.88	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,036.80	$ 10.01
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,042.80	$ 4.89
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

Annual Report

Investment Changes

Top Five Countries as of December 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	12.7	13.4
Venezuela	8.2	6.6
Russia	8.0	10.0
Turkey	7.5	8.4
Philippines	6.9	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	10.7	11.7
Russian Federation	7.8	10.0
Turkish Republic	7.5	8.4
Venezuelan Republic	6.5	6.2
Philippine Republic	6.4	6.3
	38.9
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Corporate Bonds 16.8%	Corporate Bonds 20.2%
Government Obligations 67.1%	Government Obligations 69.8%
Supranational Obligations 0.2%	Supranational Obligations 0.0%
Preferred Securities 4.0%	Preferred Securities 3.5%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 11.8%	Short-Term Investments and Net Other Assets 6.4%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 744,600
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.33% 6/16/08 (g)		1,075,000	1,070,700
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	499,800
Germany - 1.7%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,150,000	1,160,120
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,464,375
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,336,650
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,044,750
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	304,500
TOTAL GERMANY			5,310,395
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,285,200
Luxembourg - 4.3%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,206,275
Mobile Telesystems Finance SA:
8% 1/28/12		1,870,000	1,921,425
8% 1/28/12 (f)		1,576,000	1,619,340
8.375% 10/14/10 (f)		495,000	510,494
8.375% 10/14/10 (Reg. S)		855,000	881,762
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		960,000	980,400
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,182,813
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 325,000	$ 318,906
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	771,044
TNK-BP Finance SA 7.5% 3/13/13 (f)		860,000	857,850
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,211,142
TOTAL LUXEMBOURG			13,461,451
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	967,819
Petronas Capital Ltd.:
7% 5/22/12		680,000	739,364
7.875% 5/22/22 (Reg. S)		800,000	1,001,280
TOTAL MALAYSIA			2,708,463
Mexico - 0.2%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	747,125
Netherlands - 1.4%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	468,467
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,528,921
6.656% 6/7/22 (f)		1,080,000	1,008,450
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,320,000	1,293,600
TOTAL NETHERLANDS			4,299,438
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)		550,000	572,000
National Power Corp. 6.875% 11/2/16 (f)		850,000	862,750
TOTAL PHILIPPINES			1,434,750
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	707,000
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	763,000
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,645,000	1,608,465
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		$ 635,000	$ 639,858
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	673,750
TOTAL UNITED KINGDOM			2,922,073
United States of America - 3.5%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		1,605,000	1,701,300
8.3944% 4/1/15 (g)		1,110,000	1,123,875
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	58,000,000	1,589,646
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		860,000	857,420
6.625% 6/15/35		2,295,000	2,392,538
6.625% 6/15/35 (f)		335,000	349,740
8.625% 2/1/22		2,325,000	2,887,650
TOTAL UNITED STATES OF AMERICA			10,902,169
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,215,000	2,293,903
5.375% 4/12/27		3,245,000	1,979,450
5.5% 4/12/37		1,705,000	1,005,950
TOTAL VENEZUELA			5,279,303
TOTAL NONCONVERTIBLE BONDS (Cost $54,115,281)			52,177,467
Government Obligations - 67.1%

Argentina - 3.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,004,554	3,844,372
par 1.33% 12/31/38 (g)		11,525,000	4,840,500
5.389% 8/3/12 (g)		1,387,500	1,222,957
8.375% 12/20/03 (c)		2,095,000	733,250
11% 10/9/06 (c)		390,000	140,400
11.75% 4/7/09 (c)		545,000	196,200
TOTAL ARGENTINA			10,977,679
Government Obligations - continued
		Principal Amount (d)	Value
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		$ 549,700	$ 406,778
Brazil - 10.7%
Brazilian Federative Republic:
7.125% 1/20/37		3,250,000	3,696,875
8% 1/15/18		3,490,000	3,900,075
8.25% 1/20/34		2,200,000	2,780,800
8.75% 2/4/25		3,775,000	4,826,338
8.875% 10/14/19		1,770,000	2,212,500
8.875% 4/15/24		2,520,000	3,244,500
10.125% 5/15/27		1,050,000	1,517,250
11% 8/17/40		3,465,000	4,630,973
12.25% 3/6/30		1,835,000	3,174,550
12.75% 1/15/20		1,975,000	3,115,563
TOTAL BRAZIL			33,099,424
Colombia - 2.6%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,468,500
8.125% 5/21/24		330,000	395,175
10.375% 1/28/33		525,000	787,500
10.75% 1/15/13		1,260,000	1,546,650
11.75% 2/25/20		2,613,000	3,893,370
TOTAL COLOMBIA			8,091,195
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (f)		513,699	581,764
9.5% 9/27/11 (Reg. S)		909,017	959,013
TOTAL DOMINICAN REPUBLIC			1,540,777
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	545,400
10% 8/15/30 (Reg. S)		3,015,000	2,909,475
12% 11/15/12 (f)		102,000	103,020
12% 11/15/12 (Reg. S)		320,280	323,483
TOTAL ECUADOR			3,881,378
Egypt - 0.6%
Arab Republic 8.75% 7/18/12 (f)	EGP	10,470,000	1,948,699
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - 0.8%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		$ 750,000	$ 867,375
8.25% 4/10/32 (Reg. S)		645,000	785,933
8.5% 7/25/11 (Reg. S)		620,000	677,350
TOTAL EL SALVADOR			2,330,658
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		1,070,000	963,000
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		3,040,000	3,161,600
Ghana - 1.0%
Ghana Republic 8.5% 10/4/17 (f)		2,900,000	3,052,250
Indonesia - 1.1%
Indonesian Republic:
7.5% 1/15/16 (f)		945,000	1,019,466
8.5% 10/12/35 (f)		1,970,000	2,307,461
TOTAL INDONESIA			3,326,927
Ivory Coast - 1.1%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		4,712,000	1,715,168
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,584,125
TOTAL IVORY COAST			3,299,293
Lebanon - 2.5%
Lebanese Republic:
7.125% 3/5/10		1,560,000	1,521,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,011,400
8.1563% 11/30/09 (f)(g)		1,130,000	1,115,875
8.1563% 11/30/09 (Reg. S) (g)		930,000	918,375
10.125% 8/6/08		705,000	712,050
10.25% 10/6/09 (Reg. S)		630,000	644,175
11.625% 5/11/16 (Reg. S)		1,560,000	1,786,200
TOTAL LEBANON			7,709,075
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	622,098
8.75% 6/1/09		570,000	603,687
TOTAL MALAYSIA			1,225,785
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 6.2%
United Mexican States:
6.75% 9/27/34		$ 4,725,000	$ 5,218,763
7.5% 4/8/33		1,610,000	1,923,145
8.125% 12/30/19		1,155,000	1,409,100
8.3% 8/15/31		3,055,000	3,945,533
11.375% 9/15/16		1,884,000	2,656,440
11.5% 5/15/26		2,485,000	4,062,975
TOTAL MEXICO			19,215,956
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000	720,500
8.875% 9/30/27		1,175,000	1,529,263
TOTAL PANAMA			2,249,763
Peru - 1.0%
Peruvian Republic:
7.35% 7/21/25		1,730,000	1,972,200
9.875% 2/6/15		815,000	1,013,860
TOTAL PERU			2,986,060
Philippines - 6.4%
Philippine Republic:
7.75% 1/14/31		1,985,000	2,297,638
8.875% 3/17/15		1,930,000	2,275,084
9% 2/15/13		2,415,000	2,759,138
9.375% 1/18/17		1,815,000	2,250,600
9.5% 2/2/30		2,195,000	2,979,713
9.875% 1/15/19		3,010,000	3,943,100
10.625% 3/16/25		2,385,000	3,434,400
TOTAL PHILIPPINES			19,939,673
Russia - 7.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,984,100	15,959,343
11% 7/24/18 (Reg. S)		2,347,000	3,364,894
12.75% 6/24/28 (Reg. S)		2,619,000	4,799,318
TOTAL RUSSIA			24,123,555
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,061,988
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	$ 59,100,000	$ 542,589
Turkey - 7.5%
Turkish Republic:
6.875% 3/17/36		2,330,000	2,289,225
7% 9/26/16		3,565,000	3,787,813
7% 6/5/20		1,805,000	1,872,688
7.375% 2/5/25		875,000	927,500
8% 2/14/34		1,365,000	1,521,975
9.5% 1/15/14		1,960,000	2,306,920
11% 1/14/13		2,445,000	3,002,460
11.5% 1/23/12		1,850,000	2,244,050
11.75% 6/15/10		2,070,000	2,391,885
11.875% 1/15/30		1,930,000	3,036,855
TOTAL TURKEY			23,381,371
Ukraine - 1.4%
Ukraine Government:
6.385% 6/26/12 (f)		1,090,000	1,087,275
6.75% 11/14/17 (f)		1,085,000	1,066,013
6.875% 3/4/11 (Reg. S)		785,000	797,717
7.65% 6/11/13 (Reg. S)		1,270,000	1,343,025
TOTAL UKRAINE			4,294,030
Uruguay - 1.3%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,380,098
8% 11/18/22		1,910,000	2,139,200
9.25% 5/17/17		395,000	476,568
TOTAL URUGUAY			3,995,866
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	786,435
6.18% 4/20/11 (g)		1,080,000	975,240
7.65% 4/21/25		825,000	705,375
8.5% 10/8/14		2,650,000	2,557,250
9.25% 9/15/27		3,780,000	3,770,550
9.375% 1/13/34		1,630,000	1,621,850
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
10.75% 9/19/13		$ 5,390,000	$ 5,767,300
13.625% 8/15/18		3,020,000	3,873,150
TOTAL VENEZUELA			20,057,150
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		1,265,000	1,340,900
TOTAL GOVERNMENT OBLIGATIONS (Cost $194,611,624)			208,203,419
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	561,394
Common Stocks - 0.0%
		Shares
Bermuda - 0.0%
APP China Group Ltd.		11,376	56,880
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)		6	0
TOTAL COMMON STOCKS (Cost $519,983)			56,880
Preferred Securities - 4.0%
		Principal Amount (d)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%		3,265,000	3,365,700
Net Servicos de Comunicacao SA 9.25% (f)		1,460,000	1,497,297
TOTAL BRAZIL			4,862,997
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%		7,400,000	7,486,127
TOTAL PREFERRED SECURITIES (Cost $12,363,315)			12,349,124
Money Market Funds - 10.2%
		Shares	Value
Fidelity Cash Central Fund, 4.58% (b) (Cost $31,447,905)		31,447,905	$ 31,447,905
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	$ 966,375	11,743
United States of America - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $5,525,000 notional amount of U.S. Treasury Bonds 5.00% 5/15/37	January 2008/ $105.9375	6,013,617	169,203
Lehman Brothers Holdings, Inc. Call Option on $2,805,000 notional amount of U.S. Treasury Bonds 5.00% 5/15/37	February 2008/ $106.51563	3,053,067	101,681
TOTAL UNITED STATES OF AMERICA			270,884
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $2,830,000 notional amount of Venezuelan Republic 9.25% 9/15/27	May 2008/ $99.00	2,822,925	128,086
TOTAL PURCHASED OPTIONS (Cost $524,727)			410,713
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $294,147,269)	305,206,902
NET OTHER ASSETS - 1.6%	5,019,931
NET ASSETS - 100%	$ 310,226,833
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,760,969 or 13.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 741,859
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.2%
BBB	21.2%
BB	35.6%
B	24.4%
CCC,CC,C	1.3%
D	0.2%
Not Rated	2.9%
Equities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	11.8%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $262,699,364)	$ 273,758,997
Fidelity Central Funds (cost $31,447,905)	31,447,905
Total Investments (cost $294,147,269)		$ 305,206,902
Cash		502,849
Receivable for fund shares sold		558,659
Dividends receivable		93,765
Interest receivable		5,542,745
Distributions receivable from Fidelity Central Funds		109,537
Prepaid expenses		956
Receivable from investment adviser for expense reductions		17,107
Other receivables		330
Total assets		312,032,850

Liabilities
Payable for investments purchased	$ 502,848
Payable for fund shares redeemed	534,416
Distributions payable	349,591
Accrued management fee	171,499
Distribution fees payable	86,918
Other affiliated payables	75,886
Other payables and accrued expenses	84,859
Total liabilities		1,806,017

Net Assets		$ 310,226,833
Net Assets consist of:
Paid in capital		$ 298,852,865
Undistributed net investment income		477,297
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(167,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,063,837
Net Assets		$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,583,927 ÷ 6,137,466 shares)	$ 12.32

Maximum offering price per share (100/96.00 of $12.32)	$ 12.83
Class T: Net Asset Value and redemption price per share ($136,030,634 ÷ 11,078,504 shares)	$ 12.28

Maximum offering price per share (100/96.00 of $12.28)	$ 12.79
Class B: Net Asset Value and offering price per share ($22,417,991 ÷ 1,805,649 shares)A	$ 12.42

Class C: Net Asset Value and offering price per share ($30,962,120 ÷ 2,502,131 shares)A	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,232,161 ÷ 3,720,360 shares)	$ 12.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007
Investment Income
Dividends		$ 1,006,851
Interest		19,297,293
Income from Fidelity Central Funds		741,859
Total income		21,046,003

Expenses
Management fee	$ 2,025,619
Transfer agent fees	746,027
Distribution fees	1,039,477
Accounting fees and expenses	157,529
Custodian fees and expenses	55,569
Independent trustees' compensation	1,041
Registration fees	68,355
Audit	83,522
Legal	13,679
Miscellaneous	(1,020)
Total expenses before reductions	4,189,798
Expense reductions	(280,487)	3,909,311
Net investment income		17,136,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	919,400
Foreign currency transactions	(83,806)
Total net realized gain (loss)		835,594
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,932,497)
Assets and liabilities in foreign currencies	3,035
Total change in net unrealized appreciation (depreciation)		(2,929,462)
Net gain (loss)		(2,093,868)
Net increase (decrease) in net assets resulting from operations		$ 15,042,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,136,692	$ 13,361,129
Net realized gain (loss)	835,594	7,508,809
Change in net unrealized appreciation (depreciation)	(2,929,462)	4,362,038
Net increase (decrease) in net assets resulting from operations	15,042,824	25,231,976
Distributions to shareholders from net investment income	(17,063,508)	(13,085,659)
Distributions to shareholders from net realized gain	(502,778)	(7,812,995)
Total distributions	(17,566,286)	(20,898,654)
Share transactions - net increase (decrease)	29,668,013	72,418,993
Redemption fees	43,379	48,854
Total increase (decrease) in net assets	27,187,930	76,801,169

Net Assets
Beginning of period	283,038,903	206,237,734
End of period (including undistributed net investment income of $477,297 and undistributed net investment income of $1,089,991, respectively)	$ 310,226,833	$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Income from Investment Operations
Net investment income C	.709	.715	.727	.683	.802
Net realized and unrealized gain (loss)	(.066)	.638	.556	.707	2.064
Total from investment operations	.643	1.353	1.283	1.390	2.866
Distributions from net investment income	(.705)	(.699)	(.744)	(.712)	(.836)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.725)	(1.066)	(1.334)	(.932)	(.836)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Total Return A,B	5.36%	11.57%	11.15%	12.44%	30.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.27%	1.28%	1.31%	1.34%	1.32%
Expenses net of fee waivers, if any	1.18%	1.10%	1.11%	1.34%	1.32%
Expenses net of all reductions	1.17%	1.09%	1.11%	1.34%	1.32%
Net investment income	5.75%	5.80%	6.04%	5.86%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,584	$ 65,593	$ 42,836	$ 28,854	$ 26,787
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Income from Investment Operations
Net investment income C	.704	.701	.713	.670	.787
Net realized and unrealized gain (loss)	(.074)	.640	.549	.708	2.057
Total from investment operations	.630	1.341	1.262	1.378	2.844
Distributions from net investment income	(.702)	(.687)	(.733)	(.700)	(.824)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.722)	(1.054)	(1.323)	(.920)	(.824)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Total Return A,B	5.26%	11.49%	10.98%	12.35%	30.22%
Ratios to Average Net Assets D,F
Expenses before reductions	1.29%	1.36%	1.40%	1.44%	1.43%
Expenses net of fee waivers, if any	1.20%	1.20%	1.21%	1.44%	1.43%
Expenses net of all reductions	1.19%	1.19%	1.21%	1.44%	1.43%
Net investment income	5.73%	5.70%	5.94%	5.76%	7.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,031	$ 137,200	$ 95,102	$ 89,784	$ 82,811
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Income from Investment Operations
Net investment income C	.632	.628	.640	.595	.719
Net realized and unrealized gain (loss)	(.073)	.642	.562	.712	2.071
Total from investment operations	.559	1.270	1.202	1.307	2.790
Distributions from net investment income	(.621)	(.606)	(.653)	(.619)	(.750)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.641)	(.973)	(1.243)	(.839)	(.750)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Total Return A,B	4.61%	10.74%	10.34%	11.56%	29.34%
Ratios to Average Net Assets D,F
Expenses before reductions	1.94%	2.10%	2.12%	2.13%	2.09%
Expenses net of fee waivers, if any	1.85%	1.85%	1.86%	2.13%	2.09%
Expenses net of all reductions	1.84%	1.84%	1.86%	2.13%	2.09%
Net investment income	5.08%	5.06%	5.28%	5.07%	6.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,418	$ 26,442	$ 27,303	$ 27,238	$ 30,088
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Income from Investment Operations
Net investment income C	.616	.613	.627	.585	.709
Net realized and unrealized gain (loss)	(.080)	.645	.553	.715	2.060
Total from investment operations	.536	1.258	1.180	1.300	2.769
Distributions from net investment income	(.608)	(.594)	(.641)	(.612)	(.739)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.628)	(.961)	(1.231)	(.832)	(.739)
Redemption fees added to paid in capital C	.002	.003	.001	.002	-
Net asset value, end of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Total Return A,B	4.44%	10.66%	10.17%	11.53%	29.18%
Ratios to Average Net Assets D,F
Expenses before reductions	2.04%	2.12%	2.16%	2.19%	2.19%
Expenses net of fee waivers, if any	1.95%	1.95%	1.96%	2.19%	2.19%
Expenses net of all reductions	1.94%	1.94%	1.96%	2.19%	2.19%
Net investment income	4.98%	4.95%	5.19%	5.01%	6.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,962	$ 28,628	$ 18,863	$ 14,606	$ 12,516
Portfolio turnover rate E	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Income from Investment Operations
Net investment income B	.725	.725	.739	.712	.820
Net realized and unrealized gain (loss)	(.064)	.628	.554	.694	2.045
Total from investment operations	.661	1.353	1.293	1.406	2.865
Distributions from net investment income	(.733)	(.718)	(.764)	(.748)	(.865)
Distributions from net realized gain	(.020)	(.367)	(.590)	(.220)	-
Total distributions	(.753)	(1.085)	(1.354)	(.968)	(.865)
Redemption fees added to paid in capital B	.002	.002	.001	.002	-
Net asset value, end of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Total Return A	5.58%	11.70%	11.37%	12.72%	30.69%
Ratios to Average Net Assets C,E
Expenses before reductions	.99%	1.02%	1.01%	1.03%	1.06%
Expenses net of fee waivers, if any	.95%	.95%	.95%	1.03%	1.06%
Expenses net of all reductions	.95%	.94%	.95%	1.03%	1.06%
Net investment income	5.97%	5.96%	6.20%	6.17%	7.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,232	$ 25,177	$ 22,134	$ 12,924	$ 10,993
Portfolio turnover rate D	72%	105%	202%	238%	260%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,653,742
Unrealized depreciation	(5,168,746)
Net unrealized appreciation (depreciation)	10,484,996
Undistributed ordinary income	513,837
Undistributed long-term capital gain	241,123

Cost for federal income tax purposes	$ 294,721,906

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 17,314,897	$ 18,161,699
Long-term Capital Gains	251,389	2,736,955
Total	$ 17,566,286	$ 20,898,654

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $204,943,516 and $184,227,435, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 161,063	$ 14,037
Class T	0%	.25%	354,025	5,397
Class B	.65%	.25%	217,865	157,571
Class C	.75%	.25%	306,524	103,685
			$ 1,039,477	$ 280,690

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,180
Class T	10,418
Class B*	45,094
Class C*	7,606
$ 93,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 178,855.25
Class T	356,722.25
Class B	61,051.25
Class C	76,991.25
Institutional Class	72,408.20
	$ 746,027

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $614 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%-1.20%*	$ 64,801
Class T	1.20%	131,936
Class B	1.85%	22,984
Class C	1.95%	28,088
Institutional Class	.95%	12,762
		$ 260,571

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,569 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16,839.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 4,079,707	$ 3,029,508
Class T	8,081,147	6,339,064
Class B	1,206,640	1,302,076
Class C	1,504,749	1,109,142
Institutional Class	2,191,265	1,305,869
Total	$ 17,063,508	$ 13,085,659
From net realized gain
Class A	$ 122,150	$ 1,785,616
Class T	221,907	3,768,491
Class B	36,086	769,134
Class C	49,698	776,877
Institutional Class	72,937	712,877
Total	$ 502,778	$ 7,812,995

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	2,441,544	2,560,271	$ 30,134,647	$ 31,699,886
Reinvestment of distributions	269,408	316,444	3,321,307	3,914,732
Shares redeemed	(1,862,152)	(1,125,240)	(22,927,020)	(13,839,153)
Net increase (decrease)	848,800	1,751,475	$ 10,528,934	$ 21,775,465
Class T
Shares sold	3,007,006	4,790,667	$ 37,076,376	$ 59,023,956
Reinvestment of distributions	590,356	737,060	7,255,996	9,093,046
Shares redeemed	(3,612,600)	(2,306,938)	(44,354,898)	(28,244,855)
Net increase (decrease)	(15,238)	3,220,789	$ (22,526)	$ 39,872,147

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class B
Shares sold	350,182	521,792	$ 4,355,902	$ 6,490,794
Reinvestment of distributions	77,688	132,911	965,327	1,655,624
Shares redeemed	(738,231)	(777,402)	(9,180,447)	(9,644,951)
Net increase (decrease)	(310,361)	(122,699)	$ (3,859,218)	$ (1,498,533)
Class C
Shares sold	904,499	1,132,083	$ 11,233,593	$ 14,083,943
Reinvestment of distributions	91,304	115,888	1,130,731	1,440,362
Shares redeemed	(791,619)	(501,169)	(9,784,984)	(6,189,683)
Net increase (decrease)	204,184	746,802	$ 2,579,340	$ 9,334,622
Institutional Class
Shares sold	2,364,971	1,706,563	$ 28,883,689	$ 21,000,951
Reinvestment of distributions	121,046	101,848	1,473,116	1,246,426
Shares redeemed	(820,470)	(1,601,626)	(9,915,322)	(19,312,085)
Net increase (decrease)	1,665,547	206,785	$ 20,441,483	$ 2,935,292

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII.

Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), and as an Advisory Director of Riverstone Holdings (private investment firm), and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Emerging Markets Income. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-
2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric M. Wetlaufer (45)

Year of Election or Appointment: 2006

Vice President of Advisor Emerging Markets Income. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-
present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Emerging Markets Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joinging Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/
Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	02/19/08	02/15/08	$.03

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007 $492,512 or, if subsequently determined to be different, the net capital gain of such year.

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Class I	100%	0%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-UANN-0208
1.787726.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Emerging Markets Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Emerging Markets Income Fund	$76,000	$74,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Emerging Markets Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Emerging Markets Income Fund	$3,300	$3,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Emerging Markets Income Fund	$1,400	$1,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,475,000A and $1,320,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$220,000	$130,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 7, 2008